Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables, net
Schedule of trade and other receivables, net

This caption is made up as follows

	2020	2019
	US$(000)	US$(000)
Trade receivables, net (b)
Domestic clients	129,283	141,005
Foreign clients	46,612	78,860
Related entities, note 30(b)	6,073	6,247
	181,968	226,112
Allowance for expected credit losses (f)	(22,128)	(22,016)
	159,840	204,096
Other receivables
Tax claims (g)	62,373	44,014
Value added tax credit	44,389	54,328
Accounts receivables to third parties	28,277	31,478
Advances to suppliers	20,569	9,275
Tax deposits (d)	12,413	6,644
Due from for sales of assets (h) and note 1(e)	8,233	21,648
Interest receivable	2,648	3,244
Related entities, note 30(b)	2,312	2,967
Refund applications of value added tax (c)	581	1,657
Loans to personnel	408	1,128
Bank accounts in trust (e)	376	2,510
Dividends receivable	—	2,501
Other minor	475	743
	183,054	182,137
Allowance for expected credit losses (f)	(9,717)	(10,006)
	173,337	172,131
Total trade and other receivables, net	333,177	376,227

Classification by maturity:
Current portion	230,830	287,712
Non-current portion	102,347	88,515
Total trade and other receivables, net	333,177	376,227

Classification by nature:
Financial receivables	288,207	320,242
Non-financial receivables	44,970	55,985
Total trade and other receivables, net	333,177	376,227

Classification by measurement:
Trade receivables (not subject to provisional pricing)	33,287	38,550
Trade receivables (subject to provisional pricing)	126,553	165,546
Other accounts receivables	173,337	172,131
Total trade and other receivables, net	333,177	376,227

(b)Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired, do not yield interest and have no specific guarantees.

(c)Corresponds mainly to current year refunds applications that are pending as of December 31, 2020.

(d)Corresponds to deposits held in the Peruvian State bank, which only can be used to offset tax obligations that the Group have with the Tax Authorities.

(e)Corresponds mainly to collections that are deposited into restricted bank accounts that only can be used for the payment of financial obligations held by the subsidiary Empresa de Generación Huanza S.A. (hereafter “Huanza”), according to the finance lease signed with Banco de Crédito del Perú in 2009

Schedule of allowance for doubtful accounts

Below is presented the movement in the allowance for expected credit losses:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Beginning balance	32,022	32,102	32,184

Provision for trade receivables, note 24	126	—	18
Provision for other receivable, note 26	4	25	1,334
Provision of the period	130	25	1,352
Foreign exchange difference	(307)	57	(173)
Write off of the period	—	(162)	(410)
Reversals of the period, note 26	—	—	(45)
Other minor	—	—	(806)

Final balance	31,845	32,022	32,102

Trade receivables	22,128	22,016	22,013
Other receivables	9,717	10,006	10,089

	31,845	32,022	32,102

Schedule of restricted bank accounts for payments of financial obligation explanatory	Below is presented the movement:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Beginning balance	2,510	2,782	2,372
Increase	—	166	410
Decrease	(2,134)	(438)	—

Final balance	376	2,510	2,782

Schedule of detailed information about forced payments of tax debts that are in litigation of other receivable

(g)Corresponds to forced payments of tax debts that are in litigation and that, in the opinion of Management and its legal advisors, a favorable result should be obtained in the judicial and administrative processes that have been initiated, see note 29(d):

	Disbursement	2020	2019
Detail	date	US$(000)	US$(000)

Buenaventura -
SUNAT seizure for payment on account from January to December 2009; January and February 2010.	December 2019	33,240	36,321
Forced payment of part of the tax liability debt for fiscal year 2007.	November and December 2020	19,918	—
Inminsur's tax liability debt (absorbed by Buenaventura), by the inspection process for the years 1996-1997 and claimed in court.	May 2017	1,403	1,412
Payment of the tax liability debt imputed by SUNAT in the IGV inspection process January-December 2014 to benefit from the gradual nature of the fine.	November 2020	1,311	—
Forced payment of part of the tax debt for fiscal year 2010.	December 2020	498	—
		56,370	37,733
Rio Seco -
Forced payment of part of the VAT tax liability for 2012.	July to September 2019	3,279	3,398
El Brocal -
Payment under protest of the tax liability for fiscal year 2011.	June 2014	2,303	2,517
Payment of the fine for the benefit of reducing the fine for fiscal year 2015.	January 2020	402	—
Other minor	—	19	101
		2,724	2,618
Consorcio Energético de Huancavelica S.A. -
Payment of a fine for the benefit of reducing the fine for fiscal year 2011.	July 2016	—	265
		62,373	44,014

Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Schedule of trade and other receivables

(a)This caption is made up as follows:

	2020	2019
	US$(000)	US$(000)

Trade receivables, net
Foreign clients (subject to provisional pricing)	16,919	683

Other receivables
Credit of tax on net assets	21,676	23,648
Advances to suppliers	7,095	9,872
Related entities, note 24(c)	2,300	598
Tax claims	386	3,946
Other	2,728	5,247

	34,185	43,311

Allowance for expected credit losses (b)	(1,384)	(1,384)
	32,801	41,927

Total trade and other receivables, net	49,720	42,610

By maturity:
Current	28,044	18,962
Non-current	21,676	23,648

Total	49,720	42,610

Classification by nature:
Financial receivables	27,658	15,016
Non-financial receivables	22,062	27,594
	49,720	42,610

Schedule of allowance for doubtful accounts

(b)The allowance for expected credit losses had the following movement during the years 2020, 2019 and 2018:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Opening balance	1,384	1,384	1,384

Additions/Deductions	—	—	—

Ending balance	1,384	1,384	1,384